UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2026

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Tax-Managed Growth Portfolio

Semi-Annual Shareholder Report June 30, 2026

This semi-annual shareholder report contains important information about the Tax-Managed Growth Portfolio (the "Fund") for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Tax-Managed Growth Fund 1.1. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Growth Portfolio	$22	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Table Summary
Total Net Assets	$7,004,218,282
# of Portfolio Holdings	107
Portfolio Turnover Rate	11%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Table Summary
Value	Value
Short-Term Investments	0.4%
Utilities	0.7%
Materials	1.2%
Energy	2.2%
Consumer Staples	3.8%
Health Care	8.2%
Industrials	9.8%
Consumer Discretionary	10.6%
Communication Services	12.8%
Financials	13.6%
Information Technology	36.7%

Top Ten Holdings (% of total investments)Footnote Referencea

Table Summary
NVIDIA Corp.	9.1%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.9%
Alphabet, Inc., Class A	4.1%
Alphabet, Inc., Class C	4.1%
Microsoft Corp.	3.5%
Meta Platforms, Inc., Class A	3.4%
Broadcom, Inc.	3.3%
Advanced Micro Devices, Inc.	2.7%
Berkshire Hathaway, Inc., Class B	2.5%
Total	43.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Tax-Managed Growth Fund 1.1. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report June 30, 2026

TMG Port.-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Tax-Managed Growth Portfolio
June 30, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co.(1)	387,446	$ 83,870,436
General Dynamics Corp.	37,550	13,301,712
General Electric Co.	163,119	60,962,464
Northrop Grumman Corp.	16,117	8,208,549
RTX Corp.	156,984	29,784,574
		$ 196,127,735
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	68,737	$ 12,945,927
		$ 12,945,927
Automobiles — 0.5%
Tesla, Inc.(1)(2)	79,000	$ 33,227,400
		$ 33,227,400
Banks — 4.0%
Bank of America Corp.	459,518	$ 26,183,336
Cullen/Frost Bankers, Inc.	92,000	14,215,840
Fifth Third Bancorp	479,735	27,042,662
JPMorgan Chase & Co.	514,622	168,451,219
Truist Financial Corp.	204,576	10,191,976
Wells Fargo & Co.	446,596	36,906,694
		$ 282,991,727
Beverages — 0.2%
Monster Beverage Corp.(1)	139,633	$ 13,421,524
		$ 13,421,524
Biotechnology — 2.3%
AbbVie, Inc.	213,103	$ 53,625,239
Amgen, Inc.	97,100	35,161,852
Argenx SE ADR(1)	41,279	38,297,418
Vertex Pharmaceuticals, Inc.(1)	64,684	32,130,483
		$ 159,214,992
Broadline Retail — 5.4%
Amazon.com, Inc.(1)	1,595,700	$ 380,319,138
		$ 380,319,138
Security	Shares	Value
Building Products — 0.3%
Carrier Global Corp.	277,214	$ 20,333,647
		$ 20,333,647
Capital Markets — 3.6%
Bank of New York Mellon Corp.	99,966	$ 14,456,083
Blackrock, Inc.	7,289	7,008,811
Cboe Global Markets, Inc.	75,857	18,408,218
Charles Schwab Corp.	371,381	34,267,325
CME Group, Inc.	6,910	1,525,935
Goldman Sachs Group, Inc.	123,352	124,754,512
Intercontinental Exchange, Inc.	59,621	7,339,942
Moody's Corp.	66,944	30,320,277
S&P Global, Inc.	32,008	13,035,578
		$ 251,116,681
Chemicals — 1.2%
DuPont de Nemours, Inc.	38,801	$ 5,262,968
Ecolab, Inc.	110,020	30,652,672
Linde PLC	72,347	37,543,752
Sherwin-Williams Co.	32,982	11,356,362
		$ 84,815,754
Commercial Services & Supplies — 0.8%
Waste Connections, Inc.	57,850	$ 9,643,016
Waste Management, Inc.	202,192	45,064,553
		$ 54,707,569
Communications Equipment — 2.8%
Arista Networks, Inc.(1)	628,622	$ 106,790,305
Ciena Corp.(1)	75,000	36,792,000
Cisco Systems, Inc.	434,703	51,060,215
		$ 194,642,520
Consumer Finance — 1.0%
American Express Co.	120,073	$ 40,614,692
Capital One Financial Corp.	147,637	29,618,935
		$ 70,233,627
Consumer Staples Distribution & Retail — 2.4%
Costco Wholesale Corp.	81,331	$ 76,082,711
Walmart, Inc.	789,500	89,418,770
		$ 165,501,481

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities — 0.7%
Duke Energy Corp.	378,733	$ 47,940,023
		$ 47,940,023
Electrical Equipment — 1.2%
AMETEK, Inc.	76,862	$ 18,595,992
Emerson Electric Co.	269,079	38,518,659
Rockwell Automation, Inc.	50,722	25,111,448
		$ 82,226,099
Entertainment — 1.2%
Netflix, Inc.(1)	1,159,840	$ 82,812,576
		$ 82,812,576
Financial Services — 4.2%
Berkshire Hathaway, Inc., Class B(1)	345,759	$ 173,014,346
Mastercard, Inc., Class A	88,635	45,522,936
Visa, Inc., Class A	212,810	73,012,983
		$ 291,550,265
Ground Transportation — 2.0%
Norfolk Southern Corp.	60,919	$ 19,164,508
Uber Technologies, Inc.(1)	1,151,498	83,092,096
Union Pacific Corp.	148,572	40,411,584
		$ 142,668,188
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	260,303	$ 23,619,894
Boston Scientific Corp.(1)	289,826	12,369,774
GE HealthCare Technologies, Inc.	131,581	8,422,500
Intuitive Surgical, Inc.(1)	101,205	40,247,204
Stryker Corp.	72,313	22,767,025
		$ 107,426,397
Health Care Providers & Services — 0.4%
HCA Healthcare, Inc.	64,083	$ 24,985,321
		$ 24,985,321
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.	395,675	$ 70,525,112
Marriott International, Inc., Class A	140,779	52,171,290
Starbucks Corp.	346,286	35,386,966
		$ 158,083,368
Household Products — 1.0%
Colgate-Palmolive Co.	397,371	$ 36,430,973
Security	Shares	Value
Household Products (continued)
Procter & Gamble Co.	209,462	$ 30,715,508
		$ 67,146,481
Insurance — 0.8%
Aflac, Inc.	125,972	$ 14,770,217
Arthur J. Gallagher & Co.	47,054	10,802,187
Progressive Corp.	151,029	32,992,285
		$ 58,564,689
Interactive Media & Services — 11.6%
Alphabet, Inc., Class A	810,488	$ 289,644,097
Alphabet, Inc., Class C	815,935	288,294,313
Meta Platforms, Inc., Class A	423,389	238,490,790
		$ 816,429,200
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	151,400	$ 20,110,462
Danaher Corp.	18,861	3,592,643
		$ 23,703,105
Machinery — 2.6%
Caterpillar, Inc.	65,050	$ 69,271,745
Deere & Co.	32,269	20,469,195
Dover Corp.	90,009	20,187,218
Illinois Tool Works, Inc.	143,086	38,700,470
Parker-Hannifin Corp.	31,857	31,159,969
		$ 179,788,597
Oil, Gas & Consumable Fuels — 2.2%
Antero Resources Corp.(1)	328,489	$ 11,543,104
Cheniere Energy, Inc.	99,852	23,865,627
ConocoPhillips	192,395	20,001,384
Exxon Mobil Corp.	537,165	73,441,199
Marathon Petroleum Corp.	69,217	17,696,710
Phillips 66	51,669	8,734,644
		$ 155,282,668
Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	432,876	$ 24,942,315
Eli Lilly & Co.	119,190	142,960,062
Johnson & Johnson	245,520	62,354,714
Merck & Co., Inc.	202,773	26,056,331
		$ 256,313,422

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 22.7%
Advanced Micro Devices, Inc.(1)(2)	320,000	$ 185,891,200
Analog Devices, Inc.	133,698	53,100,835
Applied Materials, Inc.	187,182	135,332,586
ASML Holding NV	25,500	50,730,720
Broadcom, Inc.	615,160	232,376,690
Lam Research Corp.	242,416	105,046,125
Micron Technology, Inc.	113,000	130,434,770
NVIDIA Corp.	3,184,055	637,097,565
Texas Instruments, Inc.	209,452	62,431,357
		$1,592,441,848
Software — 6.3%
Cadence Design Systems, Inc.(1)	83,984	$ 31,520,875
Microsoft Corp.	663,995	247,683,415
Palo Alto Networks, Inc.(1)(2)	400,264	136,498,029
ServiceNow, Inc.(1)	276,290	27,430,071
		$ 443,132,390
Specialty Retail — 2.4%
Lowe's Cos., Inc.	212,443	$ 46,841,557
O'Reilly Automotive, Inc.(1)	666,000	61,331,940
Ross Stores, Inc.	135,705	28,884,809
TJX Cos., Inc.	219,657	33,278,036
		$ 170,336,342
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	1,174,285	$ 339,791,108
		$ 339,791,108
Tobacco — 0.3%
Philip Morris International, Inc.	114,352	$ 20,687,420
		$ 20,687,420
Total Common Stocks (identified cost $1,802,667,245)		$6,980,909,229

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(3)	26,504,953	$ 26,504,953
Total Short-Term Investments (identified cost $26,504,953)		$ 26,504,953
Total Purchased Call Options — 0.0%† (identified cost $4,931,893)		$ 4,684,700
Total Investments — 100.1% (identified cost $1,834,104,091)		$7,012,098,882
Total Written Options — (0.1)% (premiums received $8,932,743)		$ (8,298,030)
Other Assets, Less Liabilities — 0.0%†		$ 417,430
Net Assets — 100.0%		$7,004,218,282
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of June 30, 2026.
Abbreviations:
ADR	– American Depositary Receipt

Purchased Call Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Tesla, Inc.	790	$33,227,400	$420	12/18/26	$4,684,700
Total					$4,684,700
[†] Amount is less than 0.05% or (0.05)%, as applicable.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Advanced Micro Devices, Inc.	450	$26,140,950	$610	7/17/26	$(1,131,300)
Lam Research Corp.	500	21,666,500	380	7/31/26	(3,836,500)
Palo Alto Networks, Inc.	920	31,373,840	360	7/2/26	(80,960)
Tesla, Inc.	790	33,227,400	500	12/18/26	(2,477,440)
Total					$(7,526,200)
Written Put Options (Exchange-Traded) — (0.0)%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Tesla, Inc.	790	$33,227,400	$300	12/18/26	$(771,830)
Total					$(771,830)
†	Amount is less than 0.05% or (0.05)%, as applicable.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Statement of Assets and Liabilities (Unaudited)

June 30, 2026
Assets
Unaffiliated investments, at value (identified cost $1,807,599,138)	$6,985,593,929
Affiliated investments, at value (identified cost $26,504,953)	26,504,953
Dividends receivable	1,111,427
Dividends receivable from affiliated investments	81,986
Receivable for investments sold	1,512,685
Tax reclaims receivable	269,014
Trustees' deferred compensation plan	337,397
Total assets	$7,015,411,391
Liabilities
Written options outstanding, at value (premiums received $8,932,743)	$8,298,030
Payable to affiliates:
Investment adviser fee	2,265,523
Trustees' deferred compensation plan	337,397
Accrued expenses	292,159
Total liabilities	$11,193,109
Net Assets applicable to investors' interest in Portfolio	$7,004,218,282

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2026
Investment Income
Dividend income (net of foreign taxes withheld of $127,415)	$29,613,329
Dividend income from affiliated investments	608,551
Total investment income	$30,221,880
Expenses
Investment adviser fee	$13,212,259
Custodian fee	494,311
Professional fees	114,078
Miscellaneous	155,161
Total expenses	$13,975,809
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$23,988
Total expense reductions	$23,988
Net expenses	$13,951,821
Net investment income	$16,270,059
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$315,826,967(1)
Written options	226,307
Foreign currency transactions	11
Net realized gain	$316,053,285
Change in unrealized appreciation (depreciation):
Investments	$185,007,298
Written options	634,713
Foreign currency	(5,148)
Net change in unrealized appreciation (depreciation)	$185,636,863
Net realized and unrealized gain	$501,690,148
Net increase in net assets from operations	$517,960,207
(1)	Aggregate amount includes $73,601,467 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Statements of Changes in Net Assets

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Increase (Decrease) in Net Assets
From operations:
Net investment income	$16,270,059	$31,026,483
Net realized gain	316,053,285	281,755,500
Net change in unrealized appreciation (depreciation)	185,636,863	676,424,046
Net increase in net assets from operations	$517,960,207	$989,206,029
Capital transactions:
Contributions	$4,426,573	$20,278,566
Withdrawals	(161,532,534)	(335,122,225)
Net decrease in net assets from capital transactions	$(157,105,961)	$(314,843,659)
Net increase in net assets	$360,854,246	$674,362,370
Net Assets
At beginning of period	$6,643,364,036	$5,969,001,666
At end of period	$7,004,218,282	$6,643,364,036

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Financial Highlights

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31,
Ratios/Supplemental Data		2025	2024	2023	2022	2021
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.42%(2)	0.42%	0.43%	0.43%	0.43%	0.43%
Net expenses	0.42%(2)(3)	0.42%(3)	0.43%(3)	0.43%(3)	0.43%(3)	0.43%
Net investment income	0.49%(2)	0.50%	0.67%	0.95%	0.93%	0.69%
Portfolio Turnover(4)	11%(5)	14%	7%	7%	3%	1%
Total Return	7.87%(5)	16.99%	25.51%	28.67%	(19.86)%	25.05%
Net assets, end of period (000’s omitted)	$7,004,218	$6,643,364	$5,969,002	$5,034,871	$30,593,062	$37,312,610
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023 and 2022).
(4)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions.
(5)	Not annualized.

See Notes to Financial Statements.

Tax-Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interest holders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2026, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 24.4%, 44.9%, 26.3%, and 4.4% respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Foreign Securities and Currencies.Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the understanding of the applicable countries’ tax rules and rates. As a result of several court cases in certain countries across the European Union (EU), the Portfolio filed additional tax reclaims for previously withheld taxes on dividends earned in those countries. Income recognized, if any, for EU reclaims and interest thereon is reflected as other income in the Consolidated Statement of Operations, and any related receivable, if any, is reflected as European Union tax reclaims receivable in the Consolidated Statement of Assets and Liabilities. Any fees associated with these filings are reflected in miscellaneous expenses in the Consolidated Statement of Operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Portfolio, if any, may reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Portfolio during a fiscal year exceed foreign withholding taxes paid by the Portfolio, and the Portfolio previously passed through to its shareholders foreign taxes incurred by the Portfolio to be used as a credit or deduction on a shareholder’s income tax return, the Portfolio may be required to enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the Fund’s shareholders.

Tax-Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of June 30, 2026, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
J  Segment Reporting—The Portfolio operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. The Portfolio’s President acts as the Portfolio's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Portfolio's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Portfolio’s financial statements.
K  Interim Financial Statements—The interim financial statements relating to June 30, 2026 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Tax-Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR) an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is based upon an annual rate of the Portfolio's average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.5575%
$500 million but less than $1 billion	0.4950%
$1 billion but less than $1.5 billion	0.4325%
$1.5 billion but less than $7 billion	0.3700%
$7 billion but less than $10 billion	0.3575%
$10 billion but less than $15 billion	0.3450%
$15 billion but less than $20 billion	0.3325%
$20 billion but less than $25 billion	0.3225%
$25 billion but less than $30 billion	0.3125%
$30 billion but less than $35 billion	0.3020%
$35 billion but less than $45 billion	0.2970%
$45 billion and over	0.2920%
For the six months ended June 30, 2026, the Portfolio's investment adviser fee amounted to $13,212,259 or 0.40% (annualized) of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended June 30, 2026, the investment adviser fee paid was reduced by $23,988 relating to the Portfolio’s investment in the Liquidity Fund.
BMR has agreed to waive its advisory fee and/or reimburse the Portfolio's operating expenses to the extent that total annual operating expenses (excluding expenses such as brokerage commissions, borrowing costs, taxes or litigation expenses, indemnification expenses, and other expenses not incurred in the ordinary course of the Portfolio's business) exceed 0.43% of Portfolio's average daily net assets. The expense reimbursement with BMR terminated on January 14, 2026. Pursuant to this agreement, no operating expenses were waived and/or reimbursed for the six months ended June 30, 2026.
Officers and Trustees of the Portfolio who are members of Eaton Vance Management’s (EVM) or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $731,189,142 and $796,321,148, respectively, for the six months ended June 30, 2026. In addition, investments having an aggregate market value of $93,678,397 were distributed in payment for capital withdrawals during the six months ended June 30, 2026.
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts, at June 30, 2026, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,825,300,189
Gross unrealized appreciation	$5,045,734,040
Gross unrealized depreciation	(387,935)
Net unrealized appreciation	$5,045,346,105

Tax-Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 20, 2026. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2025, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2026.
6  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At June 30, 2025, the portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. During the six months ended June 30, 2026, the Portfolio entered into purchased and written option contracts as a substitute for purchasing or selling securities.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity risk June 30, 2026 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative(2)
Purchased options	$4,684,700	$ —
Written options	—	(8,298,030)
Total	$4,684,700	$(8,298,030)
(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.
(2)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2026 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Purchased options	$ —	$(247,193)
Written options	226,307	634,713
Total	$226,307	$387,520
(1)	Statement of Operations location: Net realized gain (loss) - Investment transactions and Written options, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) - Investments and Written options, respectively.
The average number of purchased and written options contracts outstanding during the six months ended June 30, 2026, which is indicative of the volume of these derivative types, were approximately 451 and 1,576 contracts, respectively.

Tax-Managed Growth Portfolio
June 30, 2026
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At June 30, 2026, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $26,504,953, which represents 0.4% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the six months ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$2,846,172	$223,399,683	$(199,740,902)	$ —	$ —	$26,504,953	$608,551	26,504,953
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,980,909,229*	$ —	$ —	$6,980,909,229
Short-Term Investments	26,504,953	—	—	26,504,953
Purchased Call Options	4,684,700	—	—	4,684,700
Total Investments	$7,012,098,882	$ —	$ —	$7,012,098,882
Liability Description
Written Call Options	$ (7,526,200)	$ —	$ —	$ (7,526,200)
Written Put Options	(771,830)	—	—	(771,830)
Total	$ (8,298,030)	$ —	$ —	$ (8,298,030)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2026
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 11, 2026, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2026, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board (directly or through one or more of its committees) considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of the Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each Eaton Vance Fund is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses on a fund-by-fund basis for the adviser and its affiliates and the cost allocation methodology used to determine such analyses;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each fund’s valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-Adviser
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2026
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters, if any;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to maintain policies and procedures with respect to various regulations applicable to the funds, including, without limitation, Rule 22e-4 (the Liquidity Risk Management Rule), Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For each Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, data privacy and cybersecurity, and other business risks (and the associated costs of such risks, if any); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 11, 2026 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser, sub-advisers, and certain other service providers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees met in executive sessions and held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
Each of the Contract Review Committee and the Board was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee and the members of the Board, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee and Board may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee and Board were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Growth Fund 1.0 (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Growth Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2026
Board of Trustees’ Contract Approval — continued

respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Fund and the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. The Board considered the experience of each Adviser’s investment professionals in managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Board considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to manage the Fund’s general market exposures, either by investing in specific securities or through the use of certain derivatives.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary performance benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2025, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.

Eaton Vance
Tax-Managed Growth Fund 1.0
June 30, 2026
Board of Trustees’ Contract Approval — continued

The Board also considered direct and indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund, the Portfolio and the other Eaton Vance Funds, including, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agent(s), and research received by each Adviser generated from commission dollars spent on funds’ portfolio trading.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data for recent years showing asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

CAPEX-NCSR    6.30.26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: August 21, 2026

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date: August 21, 2026